UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 4186

John Hancock Income Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Income Securities Trust

Quarterly portfolio holdings 7/31/17

Fund’s investments

As of 7-31-17 (unaudited)
	Rate (%)	Maturity date	Par value^	Value
U.S. Government and Agency obligations 17.4% (11.6% of Total investments)				$31,514,339
(Cost $29,968,218)
U.S. Government 4.6%
U.S. Treasury
Bond (A)	3.000	02-15-47	1,793,000	1,830,891
Note (A)	2.000	02-15-25	3,337,000	3,299,849
Note (A)	2.375	05-15-27	348,000	350,596
Treasury Inflation Protected Security (A)	0.375	07-15-25	2,832,758	2,829,602
U.S. Government Agency 12.8%
Federal Home Loan Mortgage Corp.
30 Yr Pass Thru	3.000	03-01-43	737,861	746,364
30 Yr Pass Thru	4.500	09-01-41	1,481,393	1,601,521
Federal National Mortgage Association
30 Yr Pass Thru	3.000	12-01-42	2,580,267	2,602,745
30 Yr Pass Thru	3.000	07-01-43	782,259	788,585
30 Yr Pass Thru	3.500	12-01-42	3,915,171	4,058,808
30 Yr Pass Thru	3.500	01-01-43	2,928,448	3,045,951
30 Yr Pass Thru	3.500	04-01-45	1,414,123	1,462,910
30 Yr Pass Thru	4.000	10-01-40	311,050	331,732
30 Yr Pass Thru	4.000	09-01-41	479,678	512,246
30 Yr Pass Thru	4.000	09-01-41	968,815	1,025,966
30 Yr Pass Thru	4.000	09-01-41	1,864,069	1,977,818
30 Yr Pass Thru	4.000	10-01-41	1,494,438	1,588,900
30 Yr Pass Thru	4.500	07-01-41	2,747,649	2,967,776
30 Yr Pass Thru	5.000	04-01-41	338,053	373,585
30 Yr Pass Thru	5.500	08-01-40	106,454	118,494
Foreign government obligations 0.7% (0.5% of Total investments)				$1,283,278
(Cost $1,161,450)
Argentina 0.7%				1,283,278
Provincia de Buenos Aires
Bond (B)	7.875	06-15-27	390,000	398,061
Republic of Argentina
Bond (A)(C)	6.875	01-26-27	155,000	159,263
Bond	7.500	04-22-26	350,000	376,075
Bond (A)(C)	8.280	12-31-33	322,469	349,879
Corporate bonds 95.0% (63.4% of Total investments)				$172,299,287
(Cost $167,251,980)
Consumer discretionary 10.1%				18,254,786
Auto components 0.5%
Lear Corp. (A)	5.250	01-15-25	273,000	292,478
Nemak SAB de CV (B)	5.500	02-28-23	306,000	315,180
ZF North America Capital, Inc. (B)	4.750	04-29-25	280,000	292,950
Automobiles 1.9%
Daimler Finance North America LLC (A)(B)	2.200	05-05-20	260,000	260,781
Ford Motor Company (A)	4.750	01-15-43	145,000	140,512
Ford Motor Credit Company LLC (A)	5.875	08-02-21	928,000	1,036,521
General Motors Company (A)	4.875	10-02-23	507,000	547,907
General Motors Company (A)	6.250	10-02-43	380,000	430,491
General Motors Financial Company, Inc. (A)	4.000	01-15-25	560,000	565,625
General Motors Financial Company, Inc. (A)	4.300	07-13-25	444,000	456,247
Diversified consumer services 0.2%
Laureate Education, Inc. (B)	8.250	05-01-25	170,000	184,875
Service Corp. International	5.375	05-15-24	240,000	254,700

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 2

	Rate (%)	Maturity date	Par value^	Value
Consumer discretionary (continued)
Hotels, restaurants and leisure 1.2%
CCM Merger, Inc. (B)	6.000	03-15-22	195,000	$204,331
Chester Downs & Marina LLC (B)	9.250	02-01-20	280,000	288,400
Eldorado Resorts, Inc.	7.000	08-01-23	130,000	140,400
GLP Capital LP	5.375	04-15-26	255,000	277,552
Hilton Grand Vacations Borrower LLC (B)	6.125	12-01-24	130,000	142,188
International Game Technology PLC (B)	6.500	02-15-25	225,000	248,344
Jacobs Entertainment, Inc. (B)	7.875	02-01-24	124,000	134,540
Mohegan Gaming & Entertainment (A)(B)(C)	7.875	10-15-24	310,000	327,438
Seminole Tribe of Florida, Inc. (B)	6.535	10-01-20	400,000	410,636
Waterford Gaming LLC (B)(D)	8.625	09-15-14	99,739	0
Household durables 0.2%
Beazer Homes USA, Inc.	8.750	03-15-22	370,000	412,946
Internet and direct marketing retail 0.9%
Expedia, Inc. (A)(C)	5.000	02-15-26	705,000	777,027
QVC, Inc.	4.375	03-15-23	325,000	333,798
QVC, Inc.	5.125	07-02-22	255,000	271,996
QVC, Inc.	5.450	08-15-34	315,000	307,447
Leisure products 0.2%
Vista Outdoor, Inc. (A)(C)	5.875	10-01-23	255,000	261,375
Media 4.4%
21st Century Fox America, Inc.	7.750	01-20-24	1,020,000	1,276,235
Altice Financing SA (A)(B)(C)	6.625	02-15-23	375,000	397,266
Cengage Learning, Inc. (A)(B)(C)	9.500	06-15-24	265,000	230,550
Charter Communications Operating LLC	6.484	10-23-45	606,000	715,308
Clear Channel Worldwide Holdings, Inc. (A)(C)	6.500	11-15-22	289,000	299,476
Lions Gate Entertainment Corp. (A)(B)(C)	5.875	11-01-24	147,000	154,350
McGraw-Hill Global Education Holdings LLC (A)(B)(C)	7.875	05-15-24	75,000	72,000
MDC Partners, Inc. (B)	6.500	05-01-24	270,000	271,350
Midcontinent Communications (B)	6.875	08-15-23	140,000	151,746
Myriad International Holdings BV (B)	5.500	07-21-25	400,000	433,238
Omnicom Group, Inc. (A)	3.600	04-15-26	285,000	289,241
Sinclair Television Group, Inc. (A)(B)(C)	5.625	08-01-24	335,000	348,400
Sirius XM Radio, Inc. (A)(B)(C)	3.875	08-01-22	102,000	104,040
Sirius XM Radio, Inc. (B)	5.000	08-01-27	195,000	199,169
Sirius XM Radio, Inc. (A)(B)(C)	5.250	08-15-22	845,000	869,294
Sirius XM Radio, Inc. (A)(B)(C)	5.375	07-15-26	375,000	393,019
Sirius XM Radio, Inc. (A)(B)(C)	5.375	04-15-25	265,000	278,250
Time Warner Cable LLC	8.250	04-01-19	375,000	412,569
Time Warner, Inc. (A)	3.800	02-15-27	370,000	374,645
Viacom, Inc. (6.250% to 2-28-27, then 3 month LIBOR + 3.899%)	6.250	02-28-57	80,000	82,091
WMG Acquisition Corp. (B)	4.875	11-01-24	165,000	169,538
WMG Acquisition Corp. (B)	6.750	04-15-22	370,000	388,500
Multiline retail 0.2%
Macy’s Retail Holdings, Inc. (A)	3.625	06-01-24	284,000	268,888
Specialty retail 0.4%
L Brands, Inc.	6.625	04-01-21	475,000	518,938
L Brands, Inc.	6.875	11-01-35	250,000	240,000
Consumer staples 4.3%				7,804,525
Beverages 2.1%
Anheuser-Busch InBev Finance, Inc. (A)	4.900	02-01-46	880,000	989,940
Coca-Cola European Partners US LLC (A)	4.500	09-01-21	1,000,000	1,073,057

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 3

	Rate (%)	Maturity date	Par value^	Value
Consumer staples (continued)
Beverages (continued)
Molson Coors Brewing Company (A)	1.450	07-15-19	165,000	$163,545
Molson Coors Brewing Company (A)	3.000	07-15-26	390,000	379,646
Pernod Ricard SA (A)(B)	5.750	04-07-21	1,125,000	1,257,293
Food and staples retailing 0.9%
Alimentation Couche-Tard, Inc. (A)(B)	2.700	07-26-22	230,000	230,515
CVS Health Corp. (A)	2.875	06-01-26	255,000	248,472
CVS Health Corp. (A)	5.125	07-20-45	510,000	586,131
SUPERVALU, Inc.	7.750	11-15-22	170,000	168,725
Whole Foods Market, Inc.	5.200	12-03-25	325,000	374,221
Food products 0.9%
Bunge, Ltd. Finance Corp. (A)	8.500	06-15-19	389,000	434,075
Kraft Heinz Foods Company (A)(B)	4.875	02-15-25	221,000	237,954
Kraft Heinz Foods Company (A)	5.200	07-15-45	378,000	410,425
Mondelez International Holdings Netherlands BV (A)(B)	1.625	10-28-19	380,000	377,197
Post Holdings, Inc. (B)	5.750	03-01-27	175,000	185,500
Household products 0.1%
Kronos Acquisition Holdings, Inc. (B)	9.000	08-15-23	214,000	215,070
Personal products 0.2%
Revlon Consumer Products Corp.	5.750	02-15-21	190,000	157,700
Revlon Consumer Products Corp. (A)(C)	6.250	08-01-24	225,000	170,859
Tobacco 0.1%
Vector Group, Ltd. (B)	6.125	02-01-25	140,000	144,200
Energy 10.9%				19,714,240
Energy equipment and services 0.2%
Antero Midstream Partners LP	5.375	09-15-24	275,000	283,938
Oil, gas and consumable fuels 10.7%
Boardwalk Pipelines LP (A)	4.450	07-15-27	136,000	140,129
Cenovus Energy, Inc.	4.450	09-15-42	380,000	318,155
Cheniere Corpus Christi Holdings LLC (B)	5.125	06-30-27	130,000	135,363
Cheniere Corpus Christi Holdings LLC	5.875	03-31-25	160,000	173,400
Cimarex Energy Company (A)	4.375	06-01-24	235,000	248,839
Colorado Interstate Gas Company LLC (A)(B)	4.150	08-15-26	233,000	232,314
Columbia Pipeline Group, Inc. (A)	4.500	06-01-25	540,000	579,411
Continental Resources, Inc. (A)(C)	5.000	09-15-22	548,000	543,205
DCP Midstream Operating LP	2.700	04-01-19	310,000	308,063
DCP Midstream Operating LP (5.850% to 5-21-23, then 3 month LIBOR +
3.850%) (B)	5.850	05-21-43	370,000	344,100
DCP Midstream Operating LP (B)	9.750	03-15-19	405,000	451,069
Enbridge Energy Partners LP (A)	4.375	10-15-20	395,000	416,622
Enbridge Energy Partners LP (8.050% to 10-1-17, then 3 month LIBOR +
3.797%)	8.050	10-01-77	265,000	264,338
Enbridge, Inc. (A)	4.250	12-01-26	295,000	311,613
Energy Transfer LP (A)	4.200	04-15-27	130,000	130,599
Energy Transfer LP (A)	5.150	03-15-45	345,000	336,257
Energy Transfer LP (A)	9.700	03-15-19	425,000	474,212
EnLink Midstream Partners LP	4.850	07-15-26	310,000	326,442
Enterprise Products Operating LLC (A)(E)	4.877	08-01-66	440,000	441,760
Gulfport Energy Corp. (B)	6.000	10-15-24	80,000	79,152
Kerr-McGee Corp.	6.950	07-01-24	1,035,000	1,225,151
Kinder Morgan Energy Partners LP (A)	3.500	03-01-21	500,000	512,976
Kinder Morgan Energy Partners LP (A)	7.750	03-15-32	195,000	250,758

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 4

	Rate (%)	Maturity date	Par value^	Value
Energy (continued)
Oil, gas and consumable fuels (continued)
Lukoil International Finance BV (B)	3.416	04-24-18	675,000	$679,388
Newfield Exploration Company (A)(C)	5.625	07-01-24	139,000	145,776
Newfield Exploration Company (A)(C)	5.750	01-30-22	115,000	121,469
Nostrum Oil & Gas Finance BV (B)	8.000	07-25-22	205,000	206,107
ONEOK Partners LP (A)	5.000	09-15-23	162,000	177,221
Petrobras Global Finance BV	5.625	05-20-43	481,000	410,413
Petrobras Global Finance BV	7.375	01-17-27	545,000	590,235
Petro-Canada (A)	9.250	10-15-21	1,000,000	1,263,647
Petroleos Mexicanos	4.875	01-24-22	325,000	339,918
Petroleos Mexicanos (B)	5.375	03-13-22	85,000	90,568
Regency Energy Partners LP (A)	5.000	10-01-22	95,000	101,978
Regency Energy Partners LP (A)	5.500	04-15-23	490,000	504,700
Regency Energy Partners LP (A)	5.875	03-01-22	90,000	99,652
Resolute Energy Corp.	8.500	05-01-20	227,000	229,270
Sabine Pass Liquefaction LLC (A)	4.200	03-15-28	261,000	264,705
Sabine Pass Liquefaction LLC (A)	5.000	03-15-27	245,000	262,358
Sabine Pass Liquefaction LLC (A)	5.750	05-15-24	170,000	191,127
Shell International Finance BV (A)	4.375	05-11-45	725,000	771,159
Sunoco Logistics Partners Operations LP	3.900	07-15-26	460,000	454,144
Sunoco Logistics Partners Operations LP	4.400	04-01-21	377,000	397,355
Tallgrass Energy Partners LP (B)	5.500	09-15-24	130,000	133,088
Tapstone Energy LLC (B)	9.750	06-01-22	105,000	89,775
Teekay Offshore Partners LP (A)(C)	6.000	07-30-19	460,000	447,350
Tesoro Logistics LP	5.250	01-15-25	140,000	149,800
Tesoro Logistics LP	6.125	10-15-21	400,000	414,500
Tesoro Logistics LP	6.375	05-01-24	265,000	289,513
The Williams Companies, Inc.	4.550	06-24-24	525,000	544,031
The Williams Companies, Inc. (A)(C)	5.750	06-24-44	315,000	327,600
Williams Partners LP	3.750	06-15-27	355,000	355,004
Williams Partners LP	4.875	03-15-24	690,000	722,898
YPF SA (A)(B)(C)	8.500	07-28-25	370,000	411,625
Financials 30.1%				54,635,977
Banks 16.4%
ABN AMRO Bank NV (A)(B)	2.100	01-18-19	205,000	205,858
Australia & New Zealand Banking Group, Ltd.	2.125	08-19-20	480,000	482,237
Australia & New Zealand Banking Group, Ltd. (6.750% to 6-15-26, then 5 Year
U.S. ISDAFIX + 5.168%) (A)(B)(C)(F)	6.750	06-15-26	200,000	223,791
Bank of America Corp. (A)	3.950	04-21-25	371,000	380,083
Bank of America Corp. (A)	4.200	08-26-24	170,000	177,852
Bank of America Corp. (A)	4.250	10-22-26	315,000	328,220
Bank of America Corp. (A)	4.450	03-03-26	580,000	613,493
Bank of America Corp. (6.300% to 3-10-26, then 3 month LIBOR +
4.553%) (A)(C)(F)	6.300	03-10-26	610,000	690,063
BankUnited, Inc.	4.875	11-17-25	455,000	475,154
Banque Federative du Credit Mutuel SA (A)(B)	2.200	07-20-20	470,000	471,072
Barclays Bank PLC (A)(B)	10.179	06-12-21	575,000	721,032
Barclays PLC (A)	4.375	01-12-26	340,000	355,977
BPCE SA (A)(B)	4.500	03-15-25	475,000	492,678
BPCE SA (A)(B)	5.700	10-22-23	1,145,000	1,282,944
Branch Banking & Trust Company (A)	2.100	01-15-20	710,000	714,320
Citigroup, Inc. (A)	2.350	08-02-21	455,000	452,751
Citigroup, Inc. (A)	4.600	03-09-26	430,000	455,969
Citigroup, Inc. (5.875% to 3-27-20, then 3 month LIBOR + 4.059%) (A)(C)(F)	5.875	03-27-20	630,000	662,288

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 5

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Banks (continued)
Citigroup, Inc. (6.250% to 8-15-26, then 3 month LIBOR + 4.517%) (A)(C)(F)	6.250	08-15-26	525,000	$589,785
Citizens Bank NA (A)	2.200	05-26-20	440,000	440,500
Commerzbank AG (A)(B)(C)	8.125	09-19-23	350,000	424,981
Cooperatieve Rabobank UA (11.000% to 6-30-19, then 3 month LIBOR +
10.868%) (A)(B)(F)	11.000	06-30-19	1,000,000	1,157,600
Credit Agricole SA (7.875% to 1-23-24, then 5 Year U.S. Swap Rate +
4.898%) (B)(F)	7.875	01-23-24	600,000	676,812
Credit Agricole SA (8.125% to 9-19-18, then 5 Year U.S. Swap Rate +
6.283%) (A)(B)	8.125	09-19-33	250,000	265,800
Fifth Third Bancorp (5.100% to 6-30-23, then 3 month LIBOR +
3.033%) (A)(C)(F)	5.100	06-30-23	420,000	433,650
HBOS PLC (A)(B)	6.750	05-21-18	825,000	855,494
HSBC Holdings PLC (6.375% to 9-17-24, then 5 Year U.S. ISDAFIX +
3.705%) (A)(F)	6.375	09-17-24	200,000	213,500
HSBC Holdings PLC (6.875% to 6-1-21, then 5 Year U.S. ISDAFIX +
5.514%) (A)(F)	6.875	06-01-21	340,000	372,878
ING Bank NV (A)(B)	5.800	09-25-23	1,000,000	1,135,590
JPMorgan Chase & Co. (A)	3.200	06-15-26	410,000	407,521
JPMorgan Chase & Co. (A)	4.625	05-10-21	720,000	779,618
JPMorgan Chase & Co. (5.300% to 5-1-20, then 3 month LIBOR +
3.800%) (A)(F)	5.300	05-01-20	465,000	486,623
JPMorgan Chase & Co. (6.750% to 2-1-24, then 3 month LIBOR +
3.780%) (A)(F)	6.750	02-01-24	805,000	922,128
Lloyds Banking Group PLC (A)	4.650	03-24-26	880,000	926,970
Lloyds Banking Group PLC (7.500% to 6-27-24, then 5 Year U.S. Swap Rate +
4.760%) (F)	7.500	06-27-24	385,000	428,313
M&T Bank Corp. (5.125% to 11-1-26, then 3 month LIBOR + 3.520%) (A)(F)	5.125	11-01-26	345,000	362,681
Manufacturers & Traders Trust Company (A)(E)	1.842	12-01-21	485,000	480,156
PNC Bank NA (A)	2.450	07-28-22	570,000	571,566
Popular, Inc.	7.000	07-01-19	260,000	274,300
Royal Bank of Scotland Group PLC (A)	3.875	09-12-23	335,000	343,611
Royal Bank of Scotland Group PLC (8.000% to 8-10-25, then 5 Year U.S. Swap
Rate + 5.720%) (A)(C)(F)	8.000	08-10-25	200,000	218,876
Royal Bank of Scotland Group PLC (8.625% to 8-15-21, then 5 Year U.S. Swap
Rate + 7.598%) (F)	8.625	08-15-21	200,000	220,876
Santander Holdings USA, Inc. (A)	2.700	05-24-19	635,000	641,418
Santander UK Group Holdings PLC (B)	4.750	09-15-25	365,000	381,863
Societe Generale SA (7.375% to 9-13-21, then 5 Year U.S. Swap Rate +
6.238%) (A)(B)(C)(F)	7.375	09-13-21	340,000	371,450
Societe Generale SA (8.000% to 9-29-25, then 5 Year U.S. ISDAFIX +
5.873%) (A)(B)(C)(F)	8.000	09-29-25	420,000	488,355
Societe Generale SA (8.250% to 11-29-18, then 5 Year U.S. Swap Rate +
6.394%) (F)	8.250	11-29-18	385,000	408,539
Standard Chartered PLC (A)(B)	2.100	08-19-19	750,000	749,348
Sumitomo Mitsui Banking Corp.	2.450	01-10-19	598,000	603,339
Sumitomo Mitsui Trust Bank, Ltd. (A)(B)(C)	2.050	03-06-19	565,000	566,209
SunTrust Bank (A)	2.450	08-01-22	450,000	448,319
Synovus Financial Corp.	7.875	02-15-19	255,000	276,114
The PNC Financial Services Group, Inc. (4.850% to 6-1-23, then 3 month LIBOR
+ 3.040%) (A)(F)	4.850	06-01-23	335,000	345,050
The PNC Financial Services Group, Inc. (6.750% to 8-1-21, then 3 month LIBOR
+ 3.678%) (A)(F)	6.750	08-01-21	520,000	585,000
Wells Fargo & Company (A)	4.650	11-04-44	255,000	271,725
Wells Fargo & Company (5.875% to 6-15-25, then 3 month LIBOR +
3.990%) (A)(F)	5.875	06-15-25	975,000	1,081,031
Wells Fargo & Company, Series K (7.980% to 3-15-18, then 3 month LIBOR +
3.770%) (A)(F)	7.980	03-15-18	370,000	383,413

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 6

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Capital markets 4.4%
Ares Capital Corp. (A)	3.875	01-15-20	430,000	$439,459
Credit Suisse Group AG (7.500% to 12-11-23, then 5 Year U.S. Swap Rate +
4.598%) (A)(B)(C)(F)	7.500	12-11-23	295,000	335,563
FS Investment Corp. (A)	4.000	07-15-19	435,000	440,673
FS Investment Corp. (A)	4.250	01-15-20	290,000	295,849
Jefferies Group LLC (A)	4.850	01-15-27	422,000	446,919
Jefferies Group LLC (A)	8.500	07-15-19	235,000	262,370
Macquarie Bank, Ltd. (B)	4.875	06-10-25	520,000	549,686
Morgan Stanley (A)	2.450	02-01-19	255,000	257,163
Morgan Stanley (A)	3.875	01-27-26	400,000	413,679
Morgan Stanley (A)	5.500	01-26-20	450,000	485,933
Morgan Stanley (A)	7.300	05-13-19	895,000	977,092
S&P Global, Inc. (A)	4.000	06-15-25	495,000	522,333
S&P Global, Inc. (A)	4.400	02-15-26	340,000	367,448
Stifel Financial Corp.	4.250	07-18-24	315,000	321,864
The Goldman Sachs Group, Inc. (A)	2.000	04-25-19	255,000	255,675
The Goldman Sachs Group, Inc. (A)	2.300	12-13-19	880,000	885,102
The Goldman Sachs Group, Inc. (A)	3.850	01-26-27	685,000	699,119
Consumer finance 3.5%
Ally Financial, Inc.	3.250	11-05-18	325,000	329,128
Ally Financial, Inc. (A)(C)	5.125	09-30-24	645,000	690,150
American Express Company	2.500	08-01-22	506,000	506,407
Capital One Financial Corp. (A)	2.450	04-24-19	275,000	277,036
Capital One Financial Corp. (A)	3.500	06-15-23	1,100,000	1,126,936
Capital One Financial Corp. (A)	3.750	07-28-26	570,000	559,781
Capital One Financial Corp. (A)	4.200	10-29-25	440,000	449,696
Credit Acceptance Corp.	6.125	02-15-21	395,000	404,875
Credito Real SAB de CV (A)(B)(C)	7.250	07-20-23	200,000	210,500
Discover Bank (A)	2.600	11-13-18	510,000	514,522
Discover Financial Services	3.950	11-06-24	750,000	768,496
Discover Financial Services	5.200	04-27-22	85,000	93,057
Enova International, Inc.	9.750	06-01-21	390,000	409,500
Diversified financial services 1.3%
ASP AMC Merger Sub, Inc. (B)	8.000	05-15-25	205,000	203,206
Doric Nimrod Air Alpha 2013-1 Class B Pass Through Trust (B)	6.125	11-30-21	136,681	140,946
Exela Intermediate LLC (B)	10.000	07-15-23	135,000	131,544
Flagstar Bancorp, Inc.	6.125	07-15-21	255,000	272,584
Ladder Capital Finance Holdings LLLP (B)	5.250	03-15-22	95,000	97,969
Leucadia National Corp.	5.500	10-18-23	655,000	705,791
NewStar Financial, Inc.	7.250	05-01-20	435,000	445,875
Voya Financial, Inc. (5.650% to 5-15-23, then 3 month LIBOR + 3.580%) (A)(C)	5.650	05-15-53	419,000	449,378
Insurance 3.2%
Aquarius & Investments PLC (6.375% to 9-1-19, then 5 Year U.S. Swap Rate +
5.210%)	6.375	09-01-24	435,000	461,753
AXA SA (6.379% to 12-14-36, then 3 month LIBOR + 2.256%) (A)(B)(F)	6.379	12-14-36	240,000	271,500
AXA SA (A)	8.600	12-15-30	175,000	249,375
Brighthouse Financial, Inc. (A)(B)	3.700	06-22-27	595,000	589,334
CNO Financial Group, Inc.	5.250	05-30-25	450,000	478,125
Liberty Mutual Group, Inc. (7.800% to 3-15-37, then 3 month LIBOR
+3.576%) (B)	7.800	03-07-87	705,000	884,775
MetLife, Inc. (A)	6.400	12-15-66	355,000	410,433
MetLife, Inc. (A)(B)	9.250	04-08-68	315,000	468,169

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 7

	Rate (%)	Maturity date	Par value^	Value
Financials (continued)
Insurance (continued)
Nippon Life Insurance Company (5.100% to 10-16-24, then 5 Year U.S. ISDAFIX
+ 3.650%) (B)	5.100	10-16-44	365,000	$391,463
Prudential Financial, Inc. (5.200% to 3-15-24, then 3 month LIBOR +
3.040%) (A)	5.200	03-15-44	270,000	287,213
Prudential Financial, Inc. (5.875% to 9-15-22, then 3 month LIBOR +
4.175%) (A)	5.875	09-15-42	267,000	297,371
Teachers Insurance & Annuity Association of America (A)(B)	4.270	05-15-47	430,000	443,781
The Hartford Financial Services Group, Inc. (8.125% to 6-15-18, then 3 month
LIBOR + 4.603%) (A)	8.125	06-15-68	540,000	565,650
Thrifts and mortgage finance 1.3%
MGIC Investment Corp.	5.750	08-15-23	99,000	107,910
Nationstar Mortgage LLC	6.500	07-01-21	295,000	302,375
Nationstar Mortgage LLC	7.875	10-01-20	340,000	348,704
Nationstar Mortgage LLC	9.625	05-01-19	295,000	304,219
Quicken Loans, Inc. (B)	5.750	05-01-25	550,000	575,438
Radian Group, Inc.	5.250	06-15-20	170,000	179,350
Radian Group, Inc.	7.000	03-15-21	295,000	330,031
Stearns Holdings LLC (B)	9.375	08-15-20	164,000	168,920
Health care 5.4%				9,790,396
Biotechnology 0.8%
AbbVie, Inc. (A)	3.600	05-14-25	420,000	433,818
Shire Acquisitions Investments Ireland DAC (A)	1.900	09-23-19	485,000	484,531
Shire Acquisitions Investments Ireland DAC (A)	3.200	09-23-26	625,000	615,279
Health care equipment and supplies 0.5%
Becton, Dickinson and Company (A)	2.133	06-06-19	420,000	421,824
Zimmer Biomet Holdings, Inc. (A)(C)	3.550	04-01-25	435,000	440,338
Health care providers and services 2.7%
Cardinal Health, Inc. (A)	1.948	06-14-19	355,000	356,478
Community Health Systems, Inc.	5.125	08-01-21	280,000	281,750
Community Health Systems, Inc.	8.000	11-15-19	215,000	215,269
DaVita, Inc. (A)(C)	5.000	05-01-25	315,000	319,662
Express Scripts Holding Company (A)	4.750	11-15-21	1,000,000	1,094,698
HCA, Inc. (A)(C)	5.250	06-15-26	320,000	346,300
HCA, Inc. (A)(C)	5.250	04-15-25	375,000	406,875
HCA, Inc.	7.500	02-15-22	300,000	346,500
LifePoint Health, Inc. (A)(C)	5.375	05-01-24	285,000	297,141
MEDNAX, Inc. (B)	5.250	12-01-23	260,000	267,800
Select Medical Corp. (A)(C)	6.375	06-01-21	360,000	370,800
Team Health Holdings, Inc. (A)(B)(C)	6.375	02-01-25	60,000	58,800
Universal Health Services, Inc. (B)	4.750	08-01-22	240,000	246,600
Universal Health Services, Inc. (B)	5.000	06-01-26	309,000	321,360
Life sciences tools and services 0.2%
Quintiles IMS, Inc. (B)	4.875	05-15-23	260,000	269,750
Pharmaceuticals 1.2%
Allergan Funding SCS (A)	3.800	03-15-25	1,000,000	1,041,923
Mylan NV (A)	2.500	06-07-19	339,000	341,829
Mylan NV (A)	3.950	06-15-26	481,000	491,852
Valeant Pharmaceuticals International, Inc. (B)	6.125	04-15-25	375,000	319,219
Industrials 10.8%				19,522,279
Aerospace and defense 0.9%
Engility Corp.	8.875	09-01-24	77,000	83,545

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 8

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Aerospace and defense (continued)
Huntington Ingalls Industries, Inc. (B)	5.000	11-15-25	250,000	$268,750
Huntington Ingalls Industries, Inc. (A)(B)(C)	5.000	12-15-21	350,000	361,813
Lockheed Martin Corp. (A)	2.900	03-01-25	386,000	386,313
Lockheed Martin Corp. (A)	4.700	05-15-46	295,000	331,810
Textron, Inc. (A)	7.250	10-01-19	240,000	265,921
Air freight and logistics 0.2%
XPO Logistics, Inc. (A)(B)(C)	6.500	06-15-22	425,000	441,469
Airlines 4.3%
Air Canada 2013-1 Class C Pass Through Trust (B)	6.625	05-15-18	310,000	319,688
America West Airlines 2000-1 Pass Through Trust	8.057	01-02-22	73,849	83,080
American Airlines 2011-1 Class B Pass Through Trust (B)	7.000	07-31-19	468,993	480,718
American Airlines 2013-2 Class A Pass Through Trust (A)	4.950	07-15-24	335,561	360,268
American Airlines 2015-1 Class B Pass Through Trust	3.700	11-01-24	508,238	504,427
American Airlines 2016-1 Class A Pass Through Trust	4.100	07-15-29	180,742	188,189
American Airlines 2017-1 Class A Pass Through Trust	4.000	08-15-30	195,000	203,531
American Airlines 2017-1 Class AA Pass Through Trust (A)	3.650	08-15-30	300,000	310,260
American Airlines 2017-2 Class A Pass Through Trust	3.600	04-15-31	168,000	168,000
American Airlines Pass Through Trust 2001-01	6.977	11-23-22	121,304	127,369
British Airways 2013-1 Class A Pass Through Trust (A)(B)	4.625	06-20-24	535,694	575,871
British Airways 2013-1 Class B Pass Through Trust (B)	5.625	12-20-21	136,668	142,477
Continental Airlines 1997-4 Class A Pass Through Trust	6.900	07-02-19	20,136	20,337
Continental Airlines 1998-1 Class A Pass Through Trust	6.648	03-15-19	7,902	7,925
Continental Airlines 1999-1 Class A Pass Through Trust	6.545	08-02-20	95,386	99,440
Continental Airlines 2000-2 Class B Pass Through Trust	8.307	10-02-19	25,465	26,547
Continental Airlines 2007-1 Class A Pass Through Trust (A)	5.983	10-19-23	416,204	455,743
Continental Airlines 2012-1 Class B Pass Through Trust	6.250	10-11-21	142,701	150,907
Delta Air Lines 2002-1 Class G-1 Pass Through Trust	6.718	07-02-24	517,632	582,983
Delta Air Lines 2010-1 Class A Pass Through Trust	6.200	01-02-20	88,192	91,389
Delta Air Lines 2011-1 Class A Pass Through Trust	5.300	10-15-20	180,999	189,144
Delta Air Lines, Inc.	3.625	03-15-22	476,000	490,254
Northwest Airlines 2007-1 Class A Pass Through Trust	7.027	05-01-21	297,719	328,122
United Airlines 2014-2 Class A Pass Through Trust (A)	3.750	03-03-28	443,187	456,482
United Airlines 2014-2 Class B Pass Through Trust	4.625	03-03-24	433,101	448,801
United Airlines 2016-1 Class A Pass Through Trust (A)	3.450	01-07-30	280,000	284,780
US Airways 2010-1 Class A Pass Through Trust	6.250	10-22-24	324,702	361,231
US Airways 2012-1 Class A Pass Through Trust (A)	5.900	04-01-26	247,685	278,967
Building products 1.1%
Builders FirstSource, Inc. (B)	10.750	08-15-23	215,000	247,788
Masco Corp.	4.375	04-01-26	255,000	271,863
Masco Corp.	4.450	04-01-25	275,000	294,297
Owens Corning	4.200	12-15-22	1,095,000	1,162,784
Commercial services and supplies 0.4%
LSC Communications, Inc. (B)	8.750	10-15-23	290,000	304,500
Prime Security Services Borrower LLC (B)	9.250	05-15-23	255,000	284,644
Tervita Escrow Corp. (B)	7.625	12-01-21	60,000	60,900
Construction and engineering 0.3%
AECOM	5.125	03-15-27	415,000	418,113
Tutor Perini Corp. (A)(B)(C)	6.875	05-01-25	88,000	94,600
Electrical equipment 0.1%
EnerSys (B)	5.000	04-30-23	95,000	97,613

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 9

	Rate (%)	Maturity date	Par value^	Value
Industrials (continued)
Industrial conglomerates 0.7%
General Electric Company (5.000% to 1-21-21, then 3 month LIBOR +
3.330%) (A)(F)	5.000	01-21-21	1,148,000	$1,210,325
Machinery 0.1%
Neovia Logistics Services LLC (B)	8.875	08-01-20	215,000	177,913
Professional services 0.5%
IHS Markit, Ltd. (B)	4.750	02-15-25	110,000	115,775
IHS Markit, Ltd. (B)	5.000	11-01-22	152,000	163,050
Verisk Analytics, Inc.	4.000	06-15-25	645,000	669,053
Trading companies and distributors 2.2%
AerCap Global Aviation Trust (6.500% to 6-15-25, then 3 month LIBOR +
4.300%) (A)(B)(C)	6.500	06-15-45	350,000	376,250
AerCap Ireland Capital DAC (A)	4.625	10-30-20	435,000	463,929
AerCap Ireland Capital DAC (A)	5.000	10-01-21	373,000	404,154
Ahern Rentals, Inc. (B)	7.375	05-15-23	395,000	349,575
Air Lease Corp. (A)	3.375	01-15-19	170,000	173,312
Aircastle, Ltd.	5.000	04-01-23	620,000	659,680
Aircastle, Ltd.	5.500	02-15-22	215,000	233,275
Aircastle, Ltd.	6.250	12-01-19	195,000	210,844
Aircastle, Ltd.	7.625	04-15-20	160,000	180,200
International Lease Finance Corp. (A)	5.875	04-01-19	240,000	254,880
International Lease Finance Corp. (A)(B)	7.125	09-01-18	290,000	306,173
United Rentals North America, Inc. (A)(C)	5.500	07-15-25	260,000	274,300
United Rentals North America, Inc. (A)(C)	5.750	11-15-24	175,000	185,938
Information technology 5.9%				10,694,539
Communications equipment 0.4%
Nokia OYJ	4.375	06-12-27	150,000	154,500
Telefonaktiebolaget LM Ericsson	4.125	05-15-22	545,000	552,589
Electronic equipment, instruments and components 1.5%
Arrow Electronics, Inc. (A)	3.875	01-12-28	270,000	272,308
CDW LLC	5.000	09-01-25	47,000	49,086
Ingram Micro, Inc.	5.450	12-15-24	365,000	376,240
Jabil, Inc.	4.700	09-15-22	700,000	743,050
Keysight Technologies, Inc. (A)	4.600	04-06-27	255,000	270,327
Tech Data Corp.	4.950	02-15-27	601,000	635,880
Zebra Technologies Corp. (A)(C)	7.250	10-15-22	270,000	287,381
Internet software and services 0.5%
eBay, Inc. (A)	2.150	06-05-20	240,000	240,787
Match Group, Inc.	6.375	06-01-24	260,000	283,075
VeriSign, Inc. (B)	4.750	07-15-27	145,000	147,175
VeriSign, Inc.	5.250	04-01-25	270,000	287,550
IT services 0.1%
Sixsigma Networks Mexico SA de CV (B)	8.250	11-07-21	200,000	201,600
Semiconductors and semiconductor equipment 0.7%
Micron Technology, Inc.	5.875	02-15-22	280,000	291,200
Micron Technology, Inc. (A)	7.500	09-15-23	250,000	278,848
NXP BV (B)	4.625	06-01-23	645,000	696,716
Software 1.9%
Activision Blizzard, Inc. (A)	3.400	09-15-26	400,000	403,075
Activision Blizzard, Inc. (A)(B)	6.125	09-15-23	365,000	393,470
Autodesk, Inc. (A)	3.500	06-15-27	410,000	408,034
CA, Inc. (A)	3.600	08-15-22	355,000	364,297

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 10

	Rate (%)	Maturity date	Par value^	Value
Information technology (continued)
Software (continued)
CA, Inc. (A)	4.700	03-15-27	281,000	$294,944
Electronic Arts, Inc. (A)	4.800	03-01-26	558,000	615,126
j2 Cloud Services LLC (B)	6.000	07-15-25	119,000	123,909
Microsoft Corp. (A)	4.450	11-03-45	535,000	593,009
Open Text Corp. (B)	5.875	06-01-26	265,000	286,863
Technology hardware, storage and peripherals 0.8%
Dell International LLC (A)(B)	6.020	06-15-26	825,000	921,235
Dell International LLC (A)(B)(C)	7.125	06-15-24	85,000	94,594
Dell International LLC (A)(B)	8.350	07-15-46	255,000	333,846
NCR Corp.	5.875	12-15-21	90,000	93,825
Materials 2.7%				5,014,663
Chemicals 1.4%
Braskem Finance, Ltd. (B)	7.000	05-07-20	515,000	556,844
NOVA Chemicals Corp. (B)	5.000	05-01-25	535,000	537,675
Platform Specialty Products Corp. (B)	6.500	02-01-22	535,000	555,063
The Chemours Company	5.375	05-15-27	67,000	70,601
The Chemours Company	6.625	05-15-23	456,000	489,680
The Sherwin-Williams Company (A)	2.250	05-15-20	305,000	307,023
Construction materials 0.3%
Cemex SAB de CV (B)	6.125	05-05-25	360,000	389,250
U.S. Concrete, Inc. (B)	6.375	06-01-24	145,000	154,788
Containers and packaging 0.2%
Ardagh Packaging Finance PLC (B)	6.000	02-15-25	215,000	229,646
Cascades, Inc. (B)	5.500	07-15-22	233,000	241,155
Metals and mining 0.6%
Arconic, Inc.	5.125	10-01-24	390,000	414,863
Commercial Metals Company	5.375	07-15-27	82,000	85,485
Novelis Corp. (B)	5.875	09-30-26	95,000	99,988
Vale Overseas, Ltd.	6.250	08-10-26	248,000	275,652
Vedanta Resources PLC (A)(B)(C)	6.375	07-30-22	240,000	249,000
Paper and forest products 0.2%
Boise Cascade Company (B)	5.625	09-01-24	80,000	83,200
Norbord, Inc. (B)	6.250	04-15-23	255,000	274,750
Real estate 3.4%				6,121,216
Equity real estate investment trusts 3.4%
American Tower Corp. (A)	3.400	02-15-19	305,000	311,802
American Tower Corp. (A)	3.550	07-15-27	575,000	569,834
American Tower Corp. (A)	4.700	03-15-22	400,000	435,362
Crown Castle Towers LLC (A)(B)	4.883	08-15-40	710,000	756,744
Crown Castle Towers LLC (A)(B)	6.113	01-15-40	451,000	485,334
Equinix, Inc.	5.375	05-15-27	205,000	221,656
Iron Mountain, Inc.	5.750	08-15-24	395,000	405,863
Iron Mountain, Inc.	6.000	08-15-23	440,000	465,300
MPT Operating Partnership LP	6.375	02-15-22	320,000	330,400
Omega Healthcare Investors, Inc. (A)	4.500	01-15-25	295,000	301,648
Omega Healthcare Investors, Inc. (A)	4.950	04-01-24	350,000	366,532
Omega Healthcare Investors, Inc. (A)	5.250	01-15-26	180,000	191,829
Ventas Realty LP (A)	3.500	02-01-25	575,000	577,017
VEREIT Operating Partnership LP	4.600	02-06-24	523,000	548,867
Welltower, Inc. (A)	3.750	03-15-23	146,000	153,028

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 11

	Rate (%)	Maturity date	Par value^	Value
Telecommunication services 4.7%				$8,517,876
Diversified telecommunication services 3.4%
AT&T, Inc. (A)	3.875	08-15-21	800,000	839,430
AT&T, Inc.	3.900	08-14-27	450,000	451,152
AT&T, Inc. (A)	4.750	05-15-46	287,000	276,002
AT&T, Inc. (A)	5.450	03-01-47	770,000	814,932
Cincinnati Bell, Inc. (B)	7.000	07-15-24	235,000	237,938
GCI, Inc.	6.875	04-15-25	265,000	288,188
Liquid Telecommunications Financing PLC (B)	8.500	07-13-22	205,000	209,160
Radiate Holdco LLC (B)	6.625	02-15-25	245,000	245,306
Sprint Spectrum Company LLC (A)(B)	3.360	03-20-23	260,000	263,575
Telecom Italia Capital SA	7.200	07-18-36	365,000	445,756
Verizon Communications, Inc. (A)	4.400	11-01-34	260,000	255,423
Verizon Communications, Inc. (A)	4.672	03-15-55	295,000	272,335
Verizon Communications, Inc. (A)	4.862	08-21-46	830,000	815,541
Verizon Communications, Inc. (A)	5.012	08-21-54	255,000	247,841
Wind Acquisition Finance SA (B)	7.375	04-23-21	355,000	369,591
Zayo Group LLC (B)	5.750	01-15-27	125,000	132,500
Wireless telecommunication services 1.3%
CC Holdings GS V LLC (A)	3.849	04-15-23	350,000	369,066
Digicel Group, Ltd. (B)	8.250	09-30-20	385,000	369,119
Digicel, Ltd. (A)(B)(C)	6.750	03-01-23	295,000	282,094
Millicom International Cellular SA (B)	4.750	05-22-20	210,000	214,988
Millicom International Cellular SA (B)	6.625	10-15-21	300,000	312,063
MTN Mauritius Investments, Ltd. (B)	4.755	11-11-24	225,000	216,788
Sprint Capital Corp. (A)(C)	6.875	11-15-28	305,000	332,450
T-Mobile USA, Inc.	6.125	01-15-22	245,000	256,638
Utilities 6.7%				12,228,790
Electric utilities 3.8%
Abengoa Transmision Sur SA (B)	6.875	04-30-43	249,050	272,710
Broadcom Corp. (A)(B)	2.375	01-15-20	500,000	503,536
Broadcom Corp. (A)(B)	3.875	01-15-27	594,000	609,834
Duke Energy Corp. (A)	3.550	09-15-21	1,000,000	1,043,758
Electricite de France SA (A)(B)	3.625	10-13-25	260,000	268,779
Electricite de France SA (5.250% to 1-29-23, then 10 Year U.S. Swap Rate +
3.709%) (A)(B)(C)(F)	5.250	01-29-23	485,000	501,369
Emera US Finance LP (A)	3.550	06-15-26	210,000	212,955
Empresa Electrica Angamos SA (B)	4.875	05-25-29	360,000	367,229
Exelon Generation Company LLC (A)	4.000	10-01-20	1,000,000	1,045,613
FirstEnergy Corp. (A)(C)	4.850	07-15-47	192,000	196,682
FPL Energy National Wind LLC (B)	5.608	03-10-24	52,946	53,137
Israel Electric Corp., Ltd. (B)	5.625	06-21-18	420,000	432,180
NextEra Energy Capital Holdings, Inc. (A)	3.550	05-01-27	490,000	505,093
Southern California Edison Company (6.250% to 2-1-22, then 3 month LIBOR +
4.199%) (F)	6.250	02-01-22	320,000	356,800
Southern Power Company (A)	1.950	12-15-19	475,000	473,125
Gas utilities 0.1%
AmeriGas Partners LP	5.500	05-20-25	183,000	184,830
Independent power and renewable electricity producers 1.1%
Greenko Dutch BV (B)	4.875	07-24-22	310,000	309,721
NRG Energy, Inc. (A)(C)	6.250	05-01-24	585,000	606,938
NRG Energy, Inc. (A)(C)	6.625	01-15-27	305,000	313,388
NRG Yield Operating LLC	5.375	08-15-24	760,000	794,200

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 12

	Rate (%)	Maturity date	Par value^	Value
Utilities (continued)
Multi-utilities 1.7%
Berkshire Hathaway Energy Company (A)	8.480	09-15-28	550,000	$803,247
CMS Energy Corp. (A)	5.050	03-15-22	1,000,000	1,099,067
Dominion Energy, Inc. (A)	2.579	07-01-20	240,000	242,319
Dominion Energy, Inc. (A)	3.625	12-01-24	1,000,000	1,032,280
Convertible bonds 0.2% (0.1% of Total investments)				$288,369
(Cost $288,335)
Utilities 0.2%				288,369
Independent power and renewable electricity producers 0.2%
NRG Yield, Inc. (B)	3.250	06-01-20	290,000	288,369
Capital preferred securities (G) 0.8% (0.5% of Total investments)				$1,383,382
(Cost $1,291,604)
Financials 0.8%				1,383,382
Banks 0.5%
BAC Capital Trust XIV, Series G (E)(F)	4.000	08-18-17	420,000	373,548
Sovereign Capital Trust VI	7.908	06-13-36	489,000	492,056
Capital markets 0.2%
State Street Corp. (A)(E)	2.246	06-01-77	400,000	370,240
Insurance 0.1%
MetLife Capital Trust IV (7.875% to 12-15-32, then 3 month LIBOR +
3.960%) (A)(B)	7.875	12-15-67	110,000	147,538
Term loans (H) 0.3% (0.2% of Total investments)				$467,756
(Cost $561,680)
Financials 0.1%				151,875
Capital markets 0.1%
LSF9 Atlantis Holdings LLC	7.227	05-01-23	150,000	151,875
Industrials 0.1%				139,311
Aerospace and defense 0.1%
WP CPP Holdings LLC	4.811	12-28-19	143,250	139,311
Utilities 0.1%				176,570
Electric utilities 0.1%
ExGen Texas Power LLC	6.046	09-16-21	272,228	176,570
Collateralized mortgage obligations 21.0% (14.0% of Total investments)				$38,138,566
(Cost $36,446,834)
Commercial and residential 18.6%
American Home Mortgage Investment Trust
Series 2005-1, Class 1A1 (E)	1.656	06-25-45	400,663	389,876
Americold 2010 LLC
Series 2010-ARTA, Class D (B)	7.443	01-14-29	605,000	678,660
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class F (B)(E)	3.596	04-14-33	415,000	390,830
BBCMS Trust
Series 2015-MSQ, Class D (B)(E)	3.990	09-15-32	480,000	481,124
Series 2015-SLP, Class C (B)(E)	3.159	02-15-28	215,000	213,091
Bear Stearns Adjustable Rate Mortgage Trust
Series 2005-1, Class B2 (E)	3.382	03-25-35	49,557	33,273
Series 2005-2, Class A1 (E)	3.260	03-25-35	206,044	207,964
Bear Stearns ALT-A Trust
Series 2005-5, Class 1A4 (E)	1.792	07-25-35	207,197	199,486
Series 2005-7, Class 11A1 (E)	1.772	08-25-35	387,866	375,174

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 13

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
BHMS Mortgage Trust
Series 2014-ATLS, Class DFL (B)(E)	4.076	07-05-33	620,000	$624,502
BWAY Mortgage Trust
Series 2013-1515, Class F (B)(E)	3.927	03-10-33	595,000	581,809
Series 2015-1740, Class D (B)(E)	3.787	01-10-35	370,000	368,695
Series 2015-1740, Class XA IO (B)	0.896	01-10-35	6,885,000	271,170
BXHTL Mortgage Trust
Series 2015-JWRZ, Class DR2 (B)(E)	4.915	05-15-29	445,000	451,967
Series 2015-JWRZ, Class GL2 (B)(E)	4.914	05-15-29	410,000	414,978
BXP Trust 2017-GM
Series 2017-GM, Class D (B)(E)	3.425	06-13-39	395,000	380,698
CD Commercial Mortgage Trust (Citigroup/Deutsche Bank AG)
Series 2017-CD3, Class C (E)	4.563	02-10-50	435,000	462,312
CGBAM Commercial Mortgage Trust
Series 2015-SMRT, Class F (B)(E)	3.786	04-10-28	325,000	320,702
CGDB Commercial Mortgage Trust
Series 2017-BIO, Class E (B)(E)	3.726	05-15-30	100,000	100,284
CGGS Commercial Mortgage Trust
Series 2016-RNDA, Class DFX (B)	4.387	02-10-33	563,578	570,555
CLNS Trust
Series 2017-IKPR, Class C (B)(E)	2.326	06-11-32	160,000	160,652
Cold Storage Trust
Series 2017-ICE3, Class D (B)(E)	3.326	04-15-36	355,000	357,663
Commercial Mortgage Trust (Cantor Fitzgerald/Deutsche Bank AG)
Series 2013-CR6, Class XA IO	1.348	03-10-46	3,774,942	124,086
Series 2015-CR27, Class B (E)	4.361	10-10-48	235,000	247,595
Commercial Mortgage Trust (Deutsche Bank AG)
Series 2012-CR3, Class XA IO	2.059	10-15-45	3,241,817	226,769
Series 2013-300P, Class D (B)(E)	4.394	08-10-30	620,000	648,546
Series 2013-CR11, Class B (E)	5.160	08-10-50	895,000	980,309
Series 2013-CR13, Class C (E)	4.747	12-10-23	435,000	457,554
Series 2014-FL4, Class D (B)(E)	2.764	07-13-31	600,000	595,311
Series 2014-TWC, Class D (B)(E)	3.474	02-13-32	445,000	446,805
Commercial Mortgage Trust (Deutsche Bank AG/Morgan Stanley)
Series 2014-PAT, Class D (B)(E)	3.139	08-13-27	775,000	776,273
Commercial Mortgage Trust (Deutsche Bank)
Series 2012-LC4, Class B (E)	4.934	12-10-44	360,000	384,553
Commercial Mortgage Trust (Wells Fargo)
Series 2012-CR2, Class XA IO	1.678	08-15-45	1,938,289	131,803
Series 2014-CR16, Class C (E)	4.902	04-10-47	552,000	565,246
Core Industrial Trust
Series 2015-CALW, Class F (B)(E)	3.850	02-10-34	360,000	362,122
DBJPM Mortgage Trust
Series 2016-C3, Class C (E)	3.494	09-10-49	130,000	126,601
Series 2017-C6, Class C (E)	4.174	06-10-50	235,000	241,280
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust
Series 2004-4, Class 2AR1 (E)	1.772	06-25-34	224,500	219,506
GAHR Commercial Mortgage Trust
Series 2015-NRF, Class DFX (B)(E)	3.382	12-15-34	345,000	350,088
Series 2015-NRF, Class EFX (B)(E)	3.382	12-15-34	495,000	496,112
Great Wolf Trust
Series 2015-WOLF, Class D (B)(E)	4.659	05-15-34	520,000	520,646
GS Mortgage Securities Trust
Series 2012-GC17, Class XA IO	2.231	05-10-45	5,536,003	384,753
Series 2014-NEW, Class C (B)	3.790	01-10-31	165,000	165,834
Series 2016-RENT, Class D (B)(E)	4.067	02-10-29	420,000	433,319
Series 2017-485L, Class C (B)(E)	3.982	02-10-37	240,000	249,800
Series 2017-GS5, Class C (E)	4.299	03-10-50	190,000	194,053

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 14

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
GS Mortgage Securities Trust
Series 2017-GS6, Class C (E)	4.322	05-10-50	185,000	$191,136
HarborView Mortgage Loan Trust
Series 2005-2, Class IX IO	1.321	05-19-35	4,647,110	235,761
Series 2005-9, Class 2A1C (E)	1.678	06-20-35	462,639	454,117
Series 2007-3, Class ES IO (B)	0.350	05-19-47	6,328,654	97,025
Series 2007-4, Class ES IO	0.350	07-19-47	6,689,337	95,310
Series 2007-6, Class ES IO (B)	0.343	08-19-37	5,353,559	67,043
HILT Mortgage Trust
Series 2014-ORL, Class D (B)(E)	3.376	07-15-29	310,000	306,145
Hilton USA Trust
Series 2016-HHV, Class D (B)(E)	4.194	11-05-38	285,000	282,456
Hudsons Bay Simon JV Trust
Series 2015-HBFL, Class DFL (B)(E)	4.726	08-05-34	305,000	303,463
IMT Trust
Series 2017-APTS, Class CFX (B)(E)	3.614	06-15-34	190,000	190,141
IndyMac Index Mortgage Loan Trust
Series 2005-AR12, Class AX2 IO	1.783	07-25-35	4,698,081	311,674
Series 2005-AR8, Class AX2 IO	1.544	05-25-35	4,809,398	275,046
Series 2005-AR18, Class 1X IO	1.660	10-25-36	6,046,192	398,930
Series 2005-AR18, Class 2X IO	1.450	10-25-36	5,460,851	202,932
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C (E)	4.665	04-15-47	725,000	753,331
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2012-HSBC, Class XA IO (B)	1.431	07-05-32	2,815,000	173,117
Series 2014-FL5, Class C (B)(E)	3.259	07-15-31	1,030,000	1,018,650
Series 2014-PHH, Class C (B)(E)	3.259	08-15-27	760,000	759,990
Series 2015-MAR7, Class C (B)	4.490	06-05-32	480,000	492,236
Series 2015-SGP, Class B (B)(E)	3.976	07-15-36	360,000	363,379
Series 2016-JP3, Class C (E)	3.482	08-15-49	183,000	175,506
MAD Mortgage Trust
Series 2017-330M, Class D (B)(E)	4.108	08-15-34	245,000	247,450
MASTR Alternative Loan Trust
Series 2005-2, Class 4A3 (E)	1.616	03-25-35	155,598	149,036
Merrill Lynch Mortgage Investors Trust
Series 2005-2, Class 1A (E)	2.665	10-25-35	296,870	297,096
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C7, Class C (E)	4.143	02-15-46	293,000	291,139
Series 2014-C18, Class 300D	5.279	08-15-31	380,000	399,917
Morgan Stanley Capital I Trust
Series 2014-150E, Class D (B)(E)	4.295	09-09-32	1,050,000	1,082,484
MortgageIT Trust
Series 2005-2, Class 1A2 (E)	1.892	05-25-35	207,434	198,452
MSCG Trust
Series 2016-SNR, Class D (B)	6.550	11-15-34	465,000	463,976
MSDB Trust
Series 2017-712F, Class C (B)(E)	3.749	07-11-39	60,000	60,778
Olympic Tower Mortgage Trust
Series 2017-OT, Class D (B)(E)	3.945	05-10-39	325,000	326,832
One Market Plaza Trust
Series 2017-1MKT, Class D (B)	4.146	02-10-32	190,000	194,673
Opteum Mortgage Acceptance Corp. Asset Backed Pass Through Certificates
Series 2005-3, Class APT (E)	1.522	07-25-35	210,774	208,347
TMSQ Mortgage Trust
Series 2011-1500, Class D (B)(E)	3.963	10-10-36	340,000	332,861
UBS Commercial Mortgage Trust
Series 2012-C1, Class B	4.822	05-10-45	405,000	442,664
UBS-Barclays Commercial Mortgage Trust
Series 2012-C2, Class XA IO (B)	1.383	05-10-63	3,706,024	196,351

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 15

	Rate (%)	Maturity date	Par value^	Value
Commercial and residential (continued)
VNDO Mortgage Trust
Series 2013-PENN, Class D (B)(E)	3.947	12-13-29	612,000	$628,630
VNDO Trust
Series 2016-350P, Class D (B)(E)	3.903	01-10-35	455,000	449,573
WaMu Mortgage Pass Through Certificates
Series 2005-AR8, Class 2AB2 (E)	1.652	07-25-45	398,665	388,764
Wells Fargo Commercial Mortgage Trust
Series 2013-120B, Class C (B)(E)	2.710	03-18-28	935,000	929,542
Series 2013-BTC, Class E (B)(E)	3.550	04-16-35	620,000	566,463
Series 2015-LC22, Class B (E)	4.541	09-15-58	295,000	317,489
Series 2017-RB1, Class C (E)	4.311	03-15-50	235,000	241,735
WF-RBS Commercial Mortgage Trust
Series 2012-C9, Class XA IO (B)	2.071	11-15-45	4,506,700	326,904
Series 2013-C15, Class B (E)	4.479	08-15-46	155,000	165,233
Series 2013-C16, Class B (E)	4.980	09-15-46	265,000	289,551
U.S. Government Agency 2.4%
Federal Home Loan Mortgage Corp.
Series 2015-DNA1, Class M2 (E)	3.082	10-25-27	380,000	390,968
Series 2016-DNA3, Class M2 (E)	3.232	12-25-28	280,000	287,481
Series K005, Class AX IO	1.354	11-25-19	2,270,687	62,707
Series K017, Class X1 IO	1.358	12-25-21	2,728,274	132,526
Series K018, Class X1 IO	1.381	01-25-22	3,457,768	170,740
Series K021, Class X1 IO	1.472	06-25-22	952,924	56,532
Series K022, Class X1 IO	1.259	07-25-22	8,772,219	448,550
Series K707, Class X1 IO	1.521	12-25-18	2,295,939	36,006
Series K709, Class X1 IO	1.510	03-25-19	3,148,084	62,187
Series K710, Class X1 IO	1.741	05-25-19	3,328,910	79,836
Series K718, Class X1 IO	0.645	01-25-22	16,581,596	408,987
Government National Mortgage Association
Series 2012-114, Class IO	0.816	01-16-53	1,576,662	85,437
Series 2016-142, Class IO	0.998	09-16-58	1,520,444	126,939
Series 2016-162, Class IO	0.996	09-16-58	3,304,950	271,279
Series 2016-174, Class IO	0.901	11-16-56	2,147,547	176,160
Series 2016-87, Class IO	1.007	08-16-58	2,039,092	154,184
Series 2017-109, Class IO	0.612	04-16-57	2,620,000	166,983
Series 2017-20, Class IO	0.749	12-16-58	4,085,739	283,621
Series 2017-22, Class IO	1.047	12-16-57	1,455,591	140,240
Series 2017-3, Class IO	0.907	09-16-58	3,801,305	294,673
Series 2017-46, Class IO	0.619	11-16-57	3,092,667	208,139
Series 2017-61, Class IO	0.766	05-16-59	1,840,384	156,950
Series 2017-74, Class IO	0.781	09-16-58	3,403,413	229,684
Asset backed securities 10.7% (7.2% of Total investments)				$19,415,461
(Cost $18,971,017)
ACE Securities Corp. Home Equity Loan Trust
Series 2005-HE3, Class M2 (E)	1.907	05-25-35	205,692	205,430
Aegis Asset Backed Securities Trust
Series 2005-4, Class M1 (E)	1.682	10-25-35	825,000	817,391
Ameriquest Mortgage Securities, Inc.
Series 2005-R3, Class M2 (E)	1.702	05-25-35	480,000	476,100
Applebee’s Funding LLC
Series 2014-1, Class A2 (B)	4.277	09-05-44	1,000,000	984,632
Arby’s Funding LLC
Series 2015-1A, Class A2 (B)	4.969	10-30-45	628,800	646,054
Argent Securities, Inc.
Series 2003-W10, Class M1 (E)	2.312	01-25-34	214,738	209,774
Series 2004-W6, Class M1 (E)	2.057	05-25-34	103,315	100,305

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 16

	Rate (%)	Maturity date	Par value^	Value
BMW Vehicle Owner Trust
Series 2016-A, Class A4	1.370	12-27-22	325,000	$321,474
Capital One Multi-Asset Execution Trust
Series 2017-A1, Class A1	2.000	01-17-23	1,050,000	1,055,485
Chrysler Capital Auto Receivables Trust
Series 2016-BA, Class A4 (B)	1.870	02-15-22	260,000	258,879
CKE Restaurant Holdings, Inc.
Series 2013-1A, Class A2 (B)	4.474	03-20-43	1,016,881	1,015,774
Coinstar Funding LLC
Series 2017-1A, Class A2 (B)	5.216	04-25-47	379,050	388,061
ContiMortgage Home Equity Loan Trust
Series 1995-2, Class A5	8.100	08-15-25	21,066	15,282
Countrywide Asset-Backed Certificates Trust
Series 2004-10, Class AF5B (E)	4.933	02-25-35	271,556	271,619
CSMC Trust
Series 2006-CF2, Class M1 (B)(E)	1.702	05-25-36	171,494	171,206
DB Master Finance LLC
Series 2015-1A, Class A2II (B)	3.980	02-20-45	483,863	496,133
Domino’s Pizza Master Issuer LLC
Series 2017-1A, Class A23 (B)	4.118	07-25-47	585,000	590,230
Driven Brands Funding LLC
Series 2015-1A, Class A2 (B)	5.216	07-20-45	447,038	445,397
FOCUS Brands Funding LLC
Series 2017-1A, Class A2I (B)	3.857	04-30-47	144,638	146,769
Ford Credit Auto Owner Trust
Series 2016-C, Class A4	1.400	02-15-22	290,000	286,968
Series 2017-B, Class A4	1.870	09-15-22	127,000	126,869
GSAA Home Equity Trust
Series 2005-11, Class 3A1 (E)	1.486	10-25-35	224,510	220,683
Home Equity Asset Trust
Series 2005-3, Class M4 (E)	1.856	08-25-35	235,000	231,590
Honda Auto Receivables Owner Trust
Series 2017-2, Class A4	1.870	09-15-23	140,000	140,038
Merrill Lynch Mortgage Investors Trust
Series 2005-WMC1, Class M1 (E)	1.982	09-25-35	256,559	240,373
MVW Owner Trust
Series 2014-1A, Class A (B)	2.250	09-22-31	90,030	89,455
New Century Home Equity Loan Trust
Series 2005-1, Class M1 (E)	1.907	03-25-35	425,000	413,803
RAAC Series Trust
Series 2006-SP4, Class M1 (E)	1.556	11-25-36	175,000	168,160
Saxon Asset Securities Trust
Series 2006-2, Class A3C (E)	1.366	09-25-36	425,797	414,926
Sonic Capital LLC
Series 2016-1A, Class A2 (B)	4.472	05-20-46	223,688	223,808
Specialty Underwriting & Residential Finance Trust
Series 2006-BC 1, Class A2D (E)	1.532	12-25-36	828,685	826,100
Structured Asset Securities Corp. Trust
Series 2005-AR1, Class M1 (E)	1.662	09-25-35	187,480	186,950
Synchrony Credit Card Master Note Trust
Series 2016-1, Class A	2.040	03-15-22	395,000	396,817
Taco Bell Funding LLC
Series 2016-1A, Class A2I (B)	3.832	05-25-46	511,138	524,402
Towd Point Mortgage Trust
Series 2016-5, Class A1 (B)(E)	2.500	10-25-56	556,287	557,297
Series 2017-2, Class A1 (B)(E)	2.750	04-25-57	149,079	150,513
Towd Point Mortgage Trust
Series 2015-2, Class 1M2 (B)(E)	3.492	11-25-60	300,000	312,876
Toyota Auto Receivables Owner Trust
Series 2017-C, Class A4	2.280	12-15-22	335,000	334,946
Verizon Owner Trust
Series 2016-2A, Class A (B)	1.680	05-20-21	710,000	708,359

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 17

	Rate (%)	Maturity date	Par value^	Value
Series 2017-1A, Class A (B)	2.060	09-20-21	810,000	$813,362
Wendys Funding LLC
Series 2015-1A, Class A2I (B)	3.371	06-15-45	1,783,238	1,801,016
Westgate Resorts LLC
Series 2014-1A, Class A (B)	2.150	12-20-26	336,068	335,332
Series 2014-1A, Class B (B)	3.250	12-20-26	224,626	225,353
Series 2015-1A, Class A (B)	2.750	05-20-27	163,381	163,731
Series 2015-2A, Class B (B)	4.000	07-20-28	237,007	238,698
Series 2016-1A, Class A (B)	3.500	12-20-28	208,219	210,225
Series 2017-1A, Class A (B)	3.050	12-20-30	295,730	296,857
World Omni Auto Receivables Trust
Series 2017-B, Class A3	2.150	02-15-23	160,000	159,959
			Shares	Value
Common stocks 0.2% (0.2% of Total investments)				$452,240
(Cost $515,695)
Energy 0.2%				452,240
Oil, gas and consumable fuels 0.2%
Royal Dutch Shell PLC, ADR, Class A			8,000	$452,240
Preferred securities (I) 1.8% (1.2% of Total investments)				$3,199,357
(Cost $3,064,493)
Consumer staples 0.3%				577,344
Food and staples retailing 0.3%
Ocean Spray Cranberries, Inc., 6.250% (B)			6,250	577,344
Financials 0.5%				918,232
Banks 0.1%
Wells Fargo & Company, Series L, 7.500%			192	254,880
Diversified financial services 0.4%
GMAC Capital Trust I, 6.967% (E)			24,985	663,352
Real estate 0.5%				789,748
Equity real estate investment trusts 0.5%
Crown Castle International Corp., Series A, 6.875% (A)(C)			740	789,748
Utilities 0.5%				914,033
Multi-utilities 0.5%
Dominion Energy, Inc., 6.750%			13,140	669,877
DTE Energy Company, 6.500%			4,475	244,156
	Rate (%)	Maturity date	Par value^	Value
Escrow certificates 0.0% (0.0% of Total investments)				$153
(Cost $0)
Materials 0.0%				153
Containers and packaging 0.0%
Smurfit-Stone Container Corp. (J)	8.000	03-15-17	245,000	153
	Yield* (%)	Maturity date	Par value^	Value
Short-term investments 1.7% (1.1% of Total investments)				$3,106,000
(Cost $3,106,000)
U.S. Government Agency 1.5%				2,774,000
Federal Agricultural Mortgage Corp. Discount Note	0.800	08-01-17	555,000	555,000
Federal Home Loan Bank Discount Note	0.500	08-01-17	925,000	925,000
Federal Home Loan Bank Discount Note	0.700	08-01-17	1,294,000	1,294,000

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 18

	Par value^	Value
Repurchase agreement 0.2%		332,000
Repurchase Agreement with State Street Corp. dated 7-31-17 at 0.340% to be repurchased at $332,003 on 8-1-17, collateralized by $335,000 U.S. Treasury
Notes, 2.125% due 2-29-24 (valued at $339,296, including interest)	332,000	332,000
Total investments (Cost $262,627,306)† 149.8%		$271,548,188
Other assets and liabilities, net (49.8%)		(90,223,776)
Total net assets 100.0%		$181,324,412
The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
ADR	American Depositary Receipt
IO	Interest-Only Security - (Interest Tranche of Stripped Mortgage Pool). Rate shown is the annualized yield at the end of the period.
ISDAFIX	International Swaps and Derivatives Association Fixed Interest Rate Swap Rate
LIBOR	London Interbank Offered Rate
(A)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 7-31-17 was $112,307,287. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $17,047,335.
(B)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $83,820,009 or 46.2% of the fund’s net assets as of 7-31-17.
(C)	A portion of this security is on loan as of 7-31-17, and is a component of the fund’s leverage under the Liquidity Agreement.
(D)	Non-income producing - Issuer is in default.
(E)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(F)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(G)	Includes hybrid securities with characteristics of both equity and debt that trade with, and pay, interest income.
(H)	Term loans are variable rate obligations. The coupon rate shown represents the rate at period end.
(I)	Includes preferred stocks and hybrid securities with characteristics of both equity and debt that pay dividends on a periodic basis.
(J)	Non-income producing security.
*	Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.
†	At 7-31-17, the aggregate cost of investment securities for federal income tax purposes was $264,383,031. Net unrealized appreciation aggregated to $7,165,157, of which $9,907,906 related to appreciated investment securities and $2,742,749 related to depreciated investment securities.

The fund had the following country composition as a percentage of total investments on 7-31-17:

United States	84.4%
France	2.7%
United Kingdom	2.6%
Netherlands	2.5%
Canada	1.5%
Luxembourg	1.0%
Ireland	1.0%
Other countries	4.3%
TOTAL	100.0%

SEE NOTES TO FUND'S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK INCOME SECURITIES TRUST 19

Notes to Fund's investments (unaudited)

Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the fund's Valuation Policies and Procedures.

In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Equity securities held by the fund are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price.

In certain instances, the Pricing Committee may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.

Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund's Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.

The following is a summary of the values by input classification of the fund's investments as of July 31, 2017, by major security category or type:

	Total value at 7-31-17	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
U.S. Government and Agency obligations	$31,514,339	—	$31,514,339	—
Foreign government obligations	1,283,278	—	1,283,278	—
Corporate bonds	172,299,287	—	172,299,287	—
Convertible bonds	288,369	—	288,369	—
Capital preferred securities	1,383,382	—	1,383,382	—
Term loans	467,756	—	467,756	—
Collateralized mortgage obligations	38,138,566	—	38,138,566	—
Asset backed securities	19,415,461	—	19,415,461	—
Common stocks	452,240	$452,240	—	—
Preferred securities	3,199,357	2,622,013	577,344	—
Escrow certificates	153	—	—	$153
Short-term investments	3,106,000	—	3,106,000	—
Total investments in securities	$271,548,188	$3,074,253	$268,473,782	$153

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account the fund's custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, assets and liabilities resulting from repurchase agreements are not offset. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

Stripped securities. Stripped securities are financial instruments structured to separate principal and interest cash flows so that one class receives principal payments from the underlying assets (PO or principal only), while the other class receives the interest cash flows (IO or interest only). Both PO and IO investments represent an interest in the cash flows of an underlying stripped security. If the underlying assets experience greater than anticipated prepayments of principal, the fund may fail to

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fully recover its initial investment in an IO security. The market value of these securities can be extremely volatile in response to changes in interest rates or prepayments on the underlying securities. In addition, these securities present additional credit risk such that the fund may not receive all or part of its principal or interest payments because the borrower or issuer has defaulted on its obligation.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

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More information

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	P6Q3	07/17
This report is for the information of the shareholders of John Hancock Income Securities Trust.		9/17

ITEM 2. CONTROLS AND PROCEDURES.

(a)     Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)     There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant’s principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Income Securities Trust

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew G. Arnott
Andrew G. Arnott
President

Date:	September 13, 2017

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	September 13, 2017